UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: September 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Frank Value Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Shares				Value

COMMON STOCKS - 28.91%

Cable & Other Pay Television Services - 4.29%
11,089	Liberty Latin America Ltd. Class A *			$ 189,289
18,532	Liberty Latin America Ltd. Class C *			316,805
				506,094
Fire, Marine & Casualty Insurance - 5.09%
2,887	Berkshire Hathaway, Inc. Class B *			600,554

Gold & Silver Ores - 6.72%
25,616	Barrick Gold Corp.			443,925
9,213	Newmont Goldcorp Corp.			349,357
				793,282
Services - Commercial Services - 6.48%
64,213	Franchise Group, Inc. *			764,777

Wholesale - Drugs, Proprietaries - 3.14%
4,505	AmerisourceBergen			370,896
2,760	McKesson Corp.			377,182
				748,078

TOTAL FOR COMMON STOCKS (Cost $2,798,736) - 28.91%				3,412,785

Exchange Traded Funds - 8.54%

Exchange Traded Fund - 8.54%
85,326	Sprott Physical Gold Trust *			1,008,553

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $974,861) - 8.54%				1,008,553

Corporate Bonds - 3.74%

Retail - Computer & Computer Software Stores - 3.74%
450,000	Gamestop 6.75%, 03/15/2021			441,000

TOTAL FOR CORPORATE BONDS (Cost $450,333) - 3.74%				441,000

United States Treasury Note Bonds - 43.44%
1,000,000	Us Treasury Note 1.125%, 04/30/2020 ●			995,742
1,000,000	Us Treasury Bill 1.125%, 12/31/2019 ●			997,969
1,000,000	Us Treasury Bill 1.125%, 09/30/2021 ●			989,766
1,000,000	Us Treasury Bill 1.375%, 01/31/2021 ●			994,766
2,180,000	Us Treasury Principal Strip 0.000%, 06/16/2049 ●			1,150,329
TOTAL FOR UNITED STATES TREASURY NOTE BONDS (Cost $5,147,162) - 43.44%				5,128,572

SHORT TERM INVESTMENTS - 15.04%
1,775,854	Morgan Stanley Institutional Liquidity Funds 2.27% **			1,775,854
TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,775,854) - 15.04%				1,775,854

TOTAL INVESTMENTS (Cost $11,146,946) *** - 99.67%				11,766,764

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.33%				39,144

NET ASSETS - 100.00%				$ 11,805,908

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2019.
● Level 2 Security

*** At September 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,146,946 amounted to $619,776, which consisted of aggregate gross unrealized appreciation of $825,737 and aggregate gross unrealized depreciation of $205,961.

NOTES TO FINANCIAL STATEMENTS
Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,096,757 amounted to $619,776, which consisted of aggregate gross unrealized appreciation of $825,737 and aggregate gross unrealized depreciation of $205,961.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$3,412,785	$0	$0	$3,412,785
Exchange Traded Funds		$1,008,553	$0	$0	$1,008,553
Corporate Bonds		$0	$441,000	$0	$441,000
US Treasuries		$0	$5,128,572	$0	$5,128,572
Cash Equivalents		$1,775,854	$0	$0	$1,775,854
Total		$6,197,192	$5,569,572	$0	$11,766,764

Leigh Baldwin Total Return Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Shares				Value

COMMON STOCKS - 36.37%

Air Transportation, Scheduled - 2.49%
1,000	Delta Airlines, Inc.			$ 57,600

Biological Products - 5.02%
600	Amgen			116,106

Hospital & Medical Service Plans - 3.76%
400	UnitedHealth Group			86,928

Petrolium Refining - 3.59%
700	Chevron Corp.			83,020
2,000	Suncor Energy			63,160
				146,180
Pharmaceutical Preparations - 3.64%
1,000	Merck & Co.			84,180

Retail - Eting Places - 3.72%
400	McDonalds Corp.			85,884

Security Brokers, Dealers - 3.66%
1,000	Morgan Stanley			42,670
1,000	Schwab Corp.			41,830
				84,500
Semiconductors & Related Devices - 2.23%
1,000	Intel Corp.			51,530

Services - Prepackaged Software - 5.53%
700	Microsoft Corp.			97,321
1,000	Uber Technologies, Inc.*			30,470
				127,791

TOTAL FOR COMMON STOCKS (Cost $855,000) - 36.37%				840,699

EXCHANGE TRADED FUNDS - 30.42%
800	Invesco QQQ Turst Series I ETF			151,048
500	S&P 500 ETF Trust			148,385
1,500	SPDR Dow Jones Industrial Average ETF Trust			403,770

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $707,345) - 30.42%				703,203

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $103,912) - 3.28%				75,941

SHORT TERM INVESTMENTS - 16.24%
375,515	Fidelity Government Fund Class-I 2.33% (Cost $375,515) **			375,515

TOTAL INVESTMENTS (Cost $2,022,394) *** - 86.31%				1,995,358

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $19,378) - (0.75%)				(17,478)

OTHER ASSETS LESS LIABILITIES - 14.44%				333,882

NET ASSETS - 100.00%				$ 2,311,762

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2019.

*** At September 30, 2019, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,022,394 amounted to net depreciation of $44,519, which consisted of aggregate gross unrealized appreciation of $37,711 and aggregate gross unrealized depreciation of $82,229.

NOTES TO FINANCIAL STATEMENTS
Baldwin Fund
1. SECURITY TRANSACTIONS

At September 30, 2019, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,022,394 amounted to net depreciation of $44,519, which consisted of aggregate gross unrealized appreciation of $37,711 and aggregate gross unrealized depreciation of $82,229.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		840,699	$0	$0	$840,699
Exchange Traded Funds		703,203	$0	$0	$703,203
Call Options		5,905	$0	$0	$5,905
Put Options		$70,036	$0	$0	$70,036
Cash Equivalents		375,515	$0	$0	$375,515
Total		$1,995,358	$0	$0	$1,995,358

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Call Options Written		17,478	$0	$0	$17,478
Total		$17,478	$0	$0	$17,478

Leigh Baldwin Total Return Fund
Schedule of Options Purchased
September 30, 2019 (Unaudited)

CALL OPTIONS - 0.25%

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Microsoft Corp.	Fidelity National Financial Services Corp.	7	97,321	145.00	8/30/2019	5,705

S&P 500 ETF Trust	Fidelity National Financial Services Corp.	8	237,416	304.00	9/19/2019	200

Total Call Options (Premiums Paid $8,222) - 0.25%						$ 5,905

PUT OPTIONS - 3.03%
Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Amgen	Fidelity National Financial Services Corp.	6	$ 116,106	185.00	7/12/2019	$ 690

Chevron Corp.	Fidelity National Financial Services Corp.	7	83,020	120.00	8/15/2019	3,990

Delta Airlines, Inc.	Fidelity National Financial Services Corp.	10	57,600	57.50	9/20/2019	2,890

SPDR Dow Jones Industrial Average ETF Trusy	Fidelity National Financial Services Corp.	10	269,180	265.00	8/8/2019	4,120

SPDR Dow Jones Industrial Average ETF Trust	Fidelity National Financial Services Corp.	5	134,590	275.00	7/11/2019	3,200

Intel Corp.	Fidelity National Financial Services Corp.	10	51,530	52.50	7/15/2019	1,700

McDonalds Corp.	Fidelity National Financial Services Corp.	4	85,884	220.00	9/12/2019	3,920

Merck & Co.	Fidelity National Financial Services Corp.	10	84,180	85.00	7/15/2019	1,710

Morgan Stanley	Fidelity National Financial Services Corp.	10	42,670	42.00	8/7/2019	1,350

Invesco QQQ Turst Series I ETF	Fidelity National Financial Services Corp.	8	151,048	190.00	8/26/2019	4,160

Schwab Corp.	Fidelity National Financial Services Corp.	10	41,830	42.00	8/17/2019	2,250

Sprouts Farmers Market, Inc.	Fidelity National Financial Services Corp.	10	19,340	17.50	7/11/2019	400

S&P 500 ETF Trust	Fidelity National Financial Services Corp.	8	237,416	307.00	9/19/2019	10,600

Suncor Energy	Fidelity National Financial Services Corp.	10	31,580	34.00	7/2/2019	2,930

Suncor Energy	Fidelity National Financial Services Corp.	10	31,580	31.00	9/16/2019	70

Uber Tech *	Fidelity National Financial Services Corp.	10	30,470	46.00	7/11/2019	15,600

UnitedHealth Group	Fidelity National Financial Services Corp.	4	86,928	240.00	9/23/2019	10,456

Total Put Options (Premiums Paid $95,690) - 3.03%						$ 70,036

TOTAL PURCHASED OPTIONS (Premiums Paid $103,912) - 3.28%						$ 75,941

* Non-income producing securities during the period.
● Level 2 Security
The accompanying notes are an integral part of these financial statements.

Leigh Baldwin Total Return Fund
Schedule of Options Written
September 30, 2019 (Unaudited)

CALL OPTIONS * - 0.76%
Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Amgen	Fidelity National Financial Services Corp.	6	$ 116,106	185.00	7/30/2019	$ 7,260

Chevron Corp.	Fidelity National Financial Services Corp.	7	83,020	120.00	9/9/2019	2,541

SPDR Dow Jones Industrial Average ETF Trusy	Fidelity National Financial Services Corp.	5	134,590	275.00	8/9/2019	430

SPDR Dow Jones Industrial Average ETF Trust	Fidelity National Financial Services Corp.	5	134,590	268.00	9/17/2019	745

Intel Corp.	Fidelity National Financial Services Corp.	10	51,530	52.50	9/20/2019	160

McDonalds Corp.	Fidelity National Financial Services Corp.	4	85,884	215.00	9/12/2019	520

Merck & Co.	Fidelity National Financial Services Corp.	10	84,180	85.00	9/18/2019	1,120

Morgan Stanley	Fidelity National Financial Services Corp.	10	42,670	42.00	9/30/2019	1,230

Microsoft Corp.	Fidelity National Financial Services Corp.	7	97,321	145.00	9/19/2019	1,701

Invesco QQQ Turst Series I ETF	Fidelity National Financial Services Corp.	4	75,524	188.00	9/17/2019	452

Schwab Corp.	Fidelity National Financial Services Corp.	10	41,830	42.50	9/18/2019	200

S&P 500 ETF Trust	Fidelity National Financial Services Corp.	3	89,031	299.00	9/20/2019	285

Suncor Energy	Fidelity National Financial Services Corp.	10	31,580	31.00	9/12/2019	740

Suncor Energy	Fidelity National Financial Services Corp.	10	31,580	33.50	9/16/2019	30

UnitedHealth Group	Fidelity National Financial Services Corp.	4	86,928	235.00	9/23/2019	64

Total Call Options (Premiums Received $19,378) - 0.76%						17,478

TOTAL WRITTEN OPTIONS (Premiums Received $19,378) - 0.76%						17,478

* Non-income producing securities during the period.
● Level 2 Security
The accompanying notes are an integral part of these financial statements.

	Camelot Fund
	Schedule of Investments
	September 30, 2019 (Unaudited)

Shares		Value

COMMON STOCKS - 75.72%

Agriculture - .00%
240,000	Black Earth Farming Ltd. ADR ● ^ †	$ 757

Automotive - .02%
5,926	Exide Technologies ^	5,926

Biotech & Pharma - 10.53%
45,000	Akorn, Inc. *	171,000
12,000	AbbVie, Inc.	908,640
8,000	Bristol-Myers Squibb Co.	405,680
167,850	Inyx, Inc. ●	671
5,500	Johnson & Johnson	711,590
26,000	Pfizer, Inc.	934,180
3,000	Perrigo Co. Plc (Ireland)	167,670
		3,299,431
Chemicals - 2.86%
5,000	DuPont de Nemours, Inc.	356,550
28,000	GCP Applied Technologies, Inc. *	539,000
		895,550
Consumer Products - 1.96%
15,000	Altria Group, Inc.	613,500

Containers & Packaging - 1.38%
11,000	Bery Global Group, Inc. *	431,970

Crude Petroleum & Natural Gas - .26%
22,000	QEP Resources, Inc.	81,400

Fats & Oils - 1.08%
6,000	Bunge Ltd.	339,720

Food & Kindred Products - .72%
7,400	Conagra Brands, Inc.	227,032

Gaming, Lodging & Restaurants - 4.25%
10,000	Dave & Buster's Entertainment, Inc. *	389,500
10,000	Guoco Group Ltd. (Hong Kong)	161,371
4,000	Jack in the Box, Inc.	364,480
8,011	Red Robin Gourmet Burgers, Inc. *	415,750
		1,331,101
Hardware - 4.98%
7,500	Dell Technologiex, Inc. *	388,950
150,723	IEC Electronics Corp. *	1,041,496
8,011	Medion AG (Germany)	130,142
		1,560,588
Healthcare Facilities & Services - 5.24%
7,000	Acadia Healthcare Company, Inc. *	217,560
50	Brookdale Senior Living, Inc. (a) *	379
17,500	Magellan Health, Inc. *	1,086,750
11,796	McKesson Europe AG (Germany) *	336,963
		1,641,652
Holding Companies - .00%
400	Stoneleigh Partners Acquisition Corp. ^ †	0

Home & Office Products - .75%
12,500	Newell Brands, Inc.	234,000

Hospital & Medical Service Plans - 3.61%
15,000	Centene Corp. *	648,900
1,500	Cigna Corp. *	227,685
1,000	Humana, Inc.	255,670
		1,132,255
IT Services - .00%
65,000	Computer Horizons Corp. ^ †	0

Media - 5.89%
50,000	30DC, Inc. ● *	170
5,399	Axel Springer SE (Germany)	372,617
14,500	CBS Corp. Class B	585,365
11,249	Clear Channel Outdoor Holdings, Inc. *	28,348
2,000	IAC/Interactive Corp. *	435,940
4,774	iHeart Media, Inc. Class A *	71,610
3,000	Scout24 AG (Germany)	170,577
5,900	Uber Technologies, Inc. *	179,773
		1,844,400
Medical Equipment & Devices - 1.15%
8,000	ShockWave Medical, Inc. *	239,440
8,800	SmileDirectClub, Inc. *	122,144
		361,584
Mining - .97%
15,000	AngloGold Ashanti Ltd. ADR	274,050
109,444	Sacre-Coeur Minerals Ltd. (Canada) ^ †*	0
60,000	Turquoise Hill Resources Ltd. *	28,512
		302,562

Oil, Gas & Coal - 3.49%
2,000	Chevron Corp.	237,200
551	Dommo Energia SA ADR ●*	2,429
9,056	Occidental Petroleum Corp.	402,720
58,000	Roan Resources, Inc. Class A *	71,340
11,000	Schlumberger LTD.	375,870
2,152	Seadrill Ltd. (United Kingdom) + ● #*	4,519
		1,094,078
Passenger Transportation - 1.24%
35,000	Transat A.T., Inc.	389,887

Real Estate - 1.30%
11,500	CA Immobilien Anlagen AG (Austria) *	408,123
45,000	Conwert Immobilien Invest SE (Austria) ^ *	0
		408,123
Recreation Facilities & Services - 1.26%
1,500	Madison Square Garden Co. Class A *	395,280

Restaurants - .80%
304,811	Bab, Inc.	249,915

Retail - Grocery Stores - .76%
15,000	Metro AG	236,813

Semiconductors - 2.43%
10,000	Qualcomm, Inc.	762,800

Services - Auto Rental & Leasing - 1.34%
68,600	EHI Car Services LTD. *	418,460

Services - Computer Processing & Data Preparation -1.29%
10,100	DXC Technology Co.	297,950
6,000	Eventbrite, Inc. Class A *	106,260
		404,210
Services - Business Services, Nec - 2.20%
2,400	Alliance Data Systems Corp.	307,512
18,000	Nielsen Holdings, Plc.	382,500
		690,012
Services - Engineering & Construction - .72%
6,000	Quanta Services, Inc.	226,800

Software - 10.25%
24,000	Carbonite, Inc. *	371,760
6,000	Citrix Systems, Inc.	579,120
9,500	CommVault Systems, Inc. *	424,745
9,500	LogMeIn, Inc.	674,120
32,000	Playtech Plc.	167,695
23,000	Symantec Corp.	543,490
3,000	Vmware, Inc. *	450,180
		3,211,110
Technology Services - .29%
5,000	comScore, Inc. *	9,550
13,000	Conduent, Inc. *	80,860
		90,410
Telecom - 2.30%
10,000	AT&T, Inc.	378,400
94,529	NII Holdings, Inc.	185,277
28,000	Telecom Italia SpA ADR *	157,640
		721,317
Utilities - .39%
2,500	Innogy SE (Germany)	121,732

Waste & Environmental Services & Equipment - .01%
43,000	Strategic Environmental & Energy Resources, Inc. ^ *●	2,038

Escrow Shares - .01%
1,777	Exide Technologies ^ † * ●	1,777
200	Petrocorp., Inc. ^ † *	0
		1,777

TOTAL FOR COMMON STOCKS (Cost $27,016,447) - 42.53%		23,728,190

ASSET-BACKED SECURITIES - .50%
5,739	AFC Home Equity Loan Trust Series 2000-02 Class 1A 2.88113% (1 Month LIBOR USD + 0.390%), 6/25/2030 ** + ●	5,402
137,713	Citigroup Mortgage Loan Trust Inc. Series 2005-OPT1 Class M3 2.79613% (1 Month LIBOR USD + 0.470%), 2/25/2035 ** + ●	132,272
649,319	Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2 2.41113 (1 Month LIBOR USD + 0.320%), 6/25/2047 ** + ●	11,197
7,927	Countrywide Home Equity Loan Trust Series 2005-A Class 2A 2.31325% (1 Month LIBOR USD + 0.240%), 4/15/2035 ** + ●	7,711
960,000	Countrywide Alternative Loan Series 07-0A7 Class A3 0.5017% (1 Month LIBOR USD + 0.300%) 5/25/2047 ** + ^ ●	0
TOTAL FOR ASSET-BACKED SECURITIES (Cost $152,008) - .50%		156,582

CONVERTIBLE BONDS - 1.21%

Banking - 1.21%
500,000	BNP Paribas Fortis SA (France) 1.671% (3 Month EURIBOR + 2.000%), Perpetual ** + ● €	379,385

TOTAL FOR CONVERTIBLE BONDS (Cost $562,143) - 1.21%		379,385

CORPORATE BONDS - 6.63%

Automotive - 1.46%
98,107	Exide Technologies 7.25%, 4/30/2027 ●	24,527
528,319	Exide Technologies 11.00%, 4/30/2022 ● # †	433,221
		457,748
Diversified Financial Services - 2.76%
5,000,000	Hellas Telecommunication Luxembourg II SCA (United Kingdom) 6.054%, 1/15/2015 + ^ # †●	6,250
110,000	Lehman Brothers Holdings, Inc. 5.98%, 2/17/2015 + ●	1,529
130,000	Lehman Brothers Holdings, Inc. 7.27%, 7/08/2014 + ●	1,716
100,000	Lehman Brothers Holdings, Inc. 7.00%, 1/28/2020 + ●	1,320
100,000	Lehman Brothers Holdings, Inc. 5.50%, 2/27/2020 + ●	1,320
100,000	Lehman Brothers Holdings, Inc. 8.25%, 9/23/2020 + ●	1,320
200,000	Lehman Brothers Holdings, Inc. 8.75%, 2/14/2023 + ●	2,640
1,000,000	Twin Reefs Pass-Through Trust 0.00%, Perpetual + ^ # †●	850,000
		866,095
Engineering & Construction Services - .68%
1,000,000	Astaldi 7.125%, 12/01/2020	214,002

Media - .25%
47,247	iHeart Communications, Inc. 8.375%, 5/01/2027 + ●	51,041
26,067	iHeart Communications, Inc. 6.375%, 5/01/2026 + ●	28,152
		79,193
Oil, Gas & Coal - .34%
3,500,000	OGX Austria GMBH 8.50%, 6/01/2018 + ^ †●	35
114,506	Seadrill New Finance Private Placement Series 144A 12.00%, 7/15/2025	106,491
		106,526
Radio Telephone Communications - .15%
502,138	Digicel 9.125%, 4/01/2024 ●	47,703

Retail - .98%
500,000	The Neiman Marcus Group LLC. 7.125%, 6/01/2028 ●	307,500

Venture Capital - .00%
25,000	Infinity Capital Group 7.00%, 12/31/49 + ^ †	0

TOTAL FOR CORPORATE BONDS (Cost $2,646,319) - 6.63%		2,078,767

ESCROW NOTES - .00%
300,000	NewPage Corp. + ^ †●	0
TOTAL FOR ESCROW NOTES (Cost $196,569) - .00%		0

TERM LOAN - .36%
114,000	iHeart Communications, Inc. Term Loan Exit (3 Month LIBOR) ●	114,000
TOTAL FOR TERM LOAN (Cost $153,413) - .36%		114,000

MORTGAGE-BACKED SECURITIES - .68%
1,144,545	Gnma 4.00%, 8/20/2049 ● ~	93,223
533,865	GSR Mortgage Loan Trust Series 2005-5F Class B2 5.74085%, 6/25/2035 ● ~	119,075
TOTAL FOR MORTGAGE-BACKED SECURITIES (Cost $627,275) - .68%		212,298

MUNICIPAL BONDS - 1.97%

Puerto Rico - 1.97%
10,000	Puerto Rico Electric Power Authority Series CCC 4.25% 07/01/2021 ●	7,900
10,000	Puerto Rico Electric Power Authority Series CCC 4.25% 07/01/2023 ●	7,712
30,000	Puerto Rico Electric Power Authority Series CCC 4.50% 07/01/2023 ●	23,775
75,000	Puerto Rico Electric Power Authority Series ZZ 4.75% 07/01/2027 ●	59,437
50,000	Puerto Rico Public Buildings Authority Series U 5.00%, 7/01/2018 + ●	40,802
40,000	Puerto Rico Public Buildings Authority Series C 5.75%, 7/01/2019 + ●	32,641
55,000	Puerto Rico Public Buildings Authority Series N 5.50%, 7/01/2027 + ●	44,882
50,000	Puerto Rico Public Buildings Authority Series D 5.25%, 7/01/2036 + ●	40,802
410,000	Puerto Rico Public Buildings Authority Series N 5.00%, 7/01/2037 + ●	334,572
1,000	Puerto Rico Sales Tax Corp Ser A-1 4.75% 07/01/2053 ●	916
1,000	PUERTO RICO SALES TAX CORP SER A-1 Zero Coupon 07/01/2024 ●	873
1,000	PUERTO RICO SALES TAX CORP SER A-1 Zero Coupon 07/01/2027 ●	796
1,000	PUERTO RICO SALES TAX CORP SER A-1 Zero Coupon 07/01/2029 ●	742
1,000	PUERTO RICO SALES TAX CORP SER A-1 Zero Coupon 07/01/2046 ●	265
1,000	PUERTO RICO SALES TAX CORP SER A-1 Zero Coupon 07/01/2051 ●	194
20,000	University of Puerto Rico Series Q 5.00%, 6/01/2020 ●	20,000
TOTAL FOR MUNICIPAL BONDS (Cost $698,475) - 1.97%		616,309

PREFERRED STOCKS - 3.58%

Government Agencies - 3.46%
4,500	Federal Home Loan Mortgage Corp. Series F 5.00%, Perpetual	98,550
9,500	Federal Home Loan Mortgage Corp. Series M 0.00%, Perpetual	194,750
1,000	Federal Home Loan Mortgage Corp. Series Q 0.00%, Perpetual **	20,400
25,000	Federal Home Loan Mortgage Corp. Series S 0.00%, Perpetual ** ●	525,000
8,300	Federal Home Loan Mortgage Corp. Series V 5.57%, Perpetual	92,960
2,674	Federal Home Loan Mortgage Corp. Series W 5.66%, Perpetual ●	30,350
10,000	Federal Home Loan Mortgage Corp. Series X 6.02%, Perpetual	121,000
		1,083,010
Insurance - .13%
10	MBIA Insurance Corp. 4.707%, Perpetual ^ # †●	40,000

TOTAL FOR PREFERRED STOCKS (Cost $1,099,271) - 3.58%		1,123,010

REAL ESTATE INVESTMENT TRUST - 1.22%
50,000	Pure Multi-Family REIT (Canada)	381,391
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $387,720) - 1.22%		381,391

RIGHTS - .00%

Oil, Gas & Coal - .00%
155,336	Seadrill Ltd. (United Kingdom) ●	0

Pharmaceutical Preparations - .00%
12,000	Corium CVR	0

TOTAL FOR RIGHTS (Cost $0) - .00%		0

WARRANTS - .02%

Insurance - .02%
5,700	FGL Holdings (Bermuda) Exp. 12/2022 (Notional Value $65,500)	5,130

TOTAL FOR WARRANTS (Cost $9,132) - .02%		5,130

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $999,212) - 2.76%		864,210

BANK DEPOSIT ACCOUNTS - 1.67%
13,686	Collateral Huntington Conservative Deposit Account 2.30% ** (b)	13,686
509,285	Huntington Conservative Deposit Account 1.90% **	509,285
TOTAL FOR BANK DEPOSIT ACCOUNTS - (Cost $522,971) - 1.67%		522,971

TOTAL INVESTMENTS (Cost $35,070,955) *** - 96.31%		30,182,243

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $1,002,245) - -2.92%		(915,021)

ASSETS IN EXCESS OF LIABILITIES, NET - 5.35%		1,675,175

NET ASSETS - 100.00%		$ 31,337,222

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2019.
*** Refer to Note 10 for tax cost.
ADR - American Depositary Receipt.
(a) Subject to written option contracts.
(b) All or a portion of this security is held as collateral for securities sold short. Total value of collateral for securities sold short is $0.
+ Default Bonds
● Level 2 Security
~ Variable Rate Security. The coupon is based on an underlying pool of loans.
^ Indicates a fair valued security. Total market value for fair valued securities is $899,080 representing 2.87% of net assets and Level 3 securities.

# Indicates securities that may be sold to "qualified institutional buyers" pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended, is $1,329,471 representing 4.24% of net assets.

† Indicates an illiquid security. Total market value for illiquid securities is $1,332,040, representing 4.25% of net assets.
€ Principal denominated in Euros.
The accompanying notes are an integral part of these financial statements.

*** At September 30, 2019, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $35,070,955 amounted to $4,406,663, which consisted of aggregate gross unrealized appreciation of $3,042,625 and aggregate gross unrealized depreciation of $7,449,288.

NOTES TO FINANCIAL STATEMENTS
Camelot Fund
1. SECURITY TRANSACTIONS

At September 30, 2019, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $35,070,955 amounted to $4,406,663, which consisted of aggregate gross unrealized appreciation of $3,042,625 and aggregate gross unrealized depreciation of $7,449,288.

2. SECURITY VALUATION
Processes and Structure

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

· Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

·         Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

·         Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A Fund may hold securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

Fair Value Measurements
A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as american depositary receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Debt and other fixed - income securities are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value. These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (structured notes, warrants and options) – Derivative transactions which are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of September 30, 2019:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$23,715,829	$10,323	$2,038	$23,278,190
Asset-Backed Securities		$0	156,582	$0	$156,582
Convertible Bonds		$0	379,385	$0	$379,385
Corporate Bonds		0	1,222,517	$856,250	$2,078,767
Escrow Notes		$0	$0	$0	$0
Term Loan		$0	$114,000	$0	$114,000
Mortgage-Backed Securities		$0	212,298	$0	$212,298
Municipal Bonds		$0	140,696	$475,613	$616,309
Preferred Stocks		$527,660	$555,350	$40,000	$1,123,010
Real Estate Investment Trust		381,391	$0	$0	$381,391
Rights		$0	$0	$0	$0
Structured Note		$0	$0	$0	$0
Warrants		5,130	$0	$0	$5,130
Bank Deposit Accounts		522,971	$0	$0	$522,971
Call Options		163,500	$10,350	$0	$173,850
Put Options		$537,680	$152,680	$0	$690,360
Total		25,854,161	$ 2,954,181	$ 1,373,901	$ 30,182,243

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Call Options Written		$572,633	$88,770	$0	$661,403
Put Options Written		$160,613	$93,005	$0	$253,618
Total		$733,246	$181,775	$0	$915,021

		Camelot Fund
		Schedule of Options Purchased
		September 30, 2018 (Unaudited)

CALL OPTIONS - .55%

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

iPath Series B Blomberg Total Return ETN	Susquehanna	25	$ 92,650	$ 36.00	3/20/2020	$ 77,500

Cars.com, Inc. ●	Susquehanna	90	80,820	10.00	3/20/2020	10,350

Pfizer, Inc.	Susquehanna	2,000	7,186,000	42.00	3/20/2020	46,000

QEP Resources, Inc.	Susquehanna	1,000	370,000	6.00	12/20/2019	10,000

QEP Resources, Inc.	Susquehanna	1,200	444,000	8.00	1/15/2021	30,000

Total Call Options (Premiums Paid $209,522) - .55%						$ 173,850

PUT OPTIONS - 2.20%

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

AbbVie, Inc.	Susquehanna	60	$ 454,320	$ 65.00	11/15/2019	$ 2,460

AbbVie, Inc.	Susquehanna	60	454,320	67.50	11/15/2019	4,020

Acadia Healthcare Company, Inc. ●	Susquehanna	70	217,560	30.00	3/20/2020	19,425

Acadia Healthcare Company, Inc. ●	Susquehanna	70	217,560	25.00	3/20/2020	7,525

AngloGold Ashanti Ltd. ADR	Susquehanna	150	274,050	13.00	10/18/2019	750

Bery Global Group, Inc. ●	Susquehanna	60	235,620	47.50	12/20/2019	50,700

Carbonite, Inc. ●	Susquehanna	240	371,760	10.00	12/20/2019	12,000

CBS Corp. Class B	Susquehanna	100	403,700	42.50	12/20/2019	34,000

Centene Corp. ●	Susquehanna	70	302,820	45.00	12/20/2019	25,900

Citrix Systems, Inc. ●	Susquehanna	40	386,080	95.00	12/20/2019	12,800

CommVault Systems, Inc. ●	Susquehanna	60	268,260	45.00	1/17/2020	18,450

Chevron Corp.	Susquehanna	20	237,200	125.00	3/20/2020	22,200

DuPont de Nemours, Inc.	Susquehanna	50	356,550	67.50	12/20/2019	12,800

Dell Technologiex, Inc. *	Susquehanna	75	388,950	52.50	1/17/2020	33,000

iShares MSCI Japan ETF	Susquehanna	35	198,590	57.00	1/17/2020	6,528

iShares MSCI Belgium ETF	Susquehanna	80	151,040	19.00	11/15/2019	8,400

Invesco Currency Shares	Susquehanna	217	2,247,252	105.00	12/20/2019	39,060

IAC/Interactive Corp. *	Susquehanna	20	435,940	210.00	1/17/2020	25,900

Jack in the Box, Inc.	Susquehanna	40	364,480	75.00	12/20/2019	3,300

Johnson & Johnson	Susquehanna	30	388,140	125.00	10/18/2019	2,520

Johnson & Johnson	Susquehanna	25	323,450	130.00	11/15/2019	8,575

LKQ Corp.	Susquehanna	50	157,250	30.00	1/17/2020	5,750

Magellan Health, Inc.	Susquehanna	50	310,500	65.00	12/20/2019	29,500

Magellan Health, Inc.	Susquehanna	60	372,600	70.00	12/20/2019	54,300

Altria Group, Inc.	Susquehanna	100	409,000	42.50	1/17/2020	36,000

Madison Square Garden Co. Class A *	Susquehanna	15	395,280	260.00	12/20/2019	13,425

Newell Brands, Inc.	Susquehanna	125	234,000	18.00	12/20/2019	14,375

Pfizer, Inc.	Susquehanna	100	359,300	39.00	12/20/2019	35,750

Dave & Buster's Entertainment, Inc. *	Susquehanna	100	389,500	40.00	1/17/2020	41,000

Perrigo Co. Plc (Ireland)	Susquehanna	30	167,670	50.00	1/17/2020	5,775

Quanta Services, Inc. ●	Susquehanna	60	226,800	35.00	11/15/2019	4,500

Qualcomm, Inc.	Susquehanna	60	457,680	67.50	1/17/2020	12,900

Qualcomm, Inc.	Susquehanna	40	305,120	72.50	10/18/2019	3,400

Red Robin Gourmet Burgers, Inc. *	Susquehanna	125	648,717	30.00	12/20/2019	16,562

Schlumberger LTD.	Susquehanna	110	375,870	32.50	2/21/2020	27,830

Symantec Corp. ●	Susquehanna	230	543,490	19.00	10/18/2019	1,380

AT&T, Inc.	Susquehanna	100	378,400	37.00	1/17/2020	16,900

Vmware, Inc. *	Susquehanna	30	450,180	150.00	1/17/2020	20,700

Total Put Options (Premiums Paid $789,690) - 2.20%						$ 690,360

TOTAL PURCHASED OPTIONS (Premiums Paid $999,212) - 2.76%						$ 864,210

* Non-income producing securities during the period.
● Level 2 Security
The accompanying notes are an integral part of these financial statements.

Camelot Fund
Schedule of Written Options
September 30, 2018 (Unaudited)

CALL OPTIONS - .01%

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

AbbVie, Inc.	Susquehanna	120	$ 908,640	$ 70.00	11/15/2020	$ 74,640

Acadia Healthcare Company, Inc. ●	Susquehanna	70	217,560	35.00	12/20/2019	6,125

Alliance Data Systems Corp. ●	Susquehanna	12	153,756	155.00	12/20/2019	1,230

AngloGold Ashanti Ltd. ADR ●	Susquehanna	150	274,050	16.00	10/18/2019	36,000

Bery Global Group, Inc. ●	Susquehanna	60	235,620	52.50	12/20/2019	1,200

Bristol-Myers Squibb Co.	Susquehanna	40	202,840	45.00	12/20/2019	24,480

Bristol-Myers Squibb Co.	Susquehanna	40	202,840	45.00	1/17/2020	24,840

Conagra Brands, Inc. ●	Susquehanna	74	227,032	30.00	10/18/2019	8,880

Carbonite, Inc. ●	Susquehanna	140	216,860	20.00	12/20/2019	5,040

Carbonite, Inc. *	Susquehanna	100	154,900	25.00	12/20/2019	5,000

CBS Corp. Class B ●	Susquehanna	100	403,700	45.00	1/17/2020	6,800

Centene Corp. ●	Susquehanna	30	129,780	50.00	12/20/2019	3,150

Citrix Systems, Inc. ●	Susquehanna	20	193,040	105.00	10/18/2019	1,500

CommVault Systems, Inc. ●	Susquehanna	40	178,840	57.50	3/20/2020	2,400

Chevron Corp.	Susquehanna	20	237,200	130.00	12/20/2019	4,100

DuPont de Nemours, Inc.	Susquehanna	50	356,550	75.00	1/17/2020	9,600

Dell Technologiex, Inc. *	Susquehanna	75	388,950	55.00	1/17/2020	23,250

Eventbrite, Inc. Class A *	Susquehanna	60	106,260	20.00	11/15/2019	7,200

iShares MSCI Japan ETF	Susquehanna	35	198,590	57.00	12/20/2019	4,935

iShares MSCI Belgium ETF	Susquehanna	80	151,040	19.00	11/15/2019	7,200

Invesco Currency Shares	Susquehanna	217	2,247,252	105.00	12/20/2019	16,058

GCP Applied Technologies, Inc. *	Susquehanna	150	288,750	25.00	11/15/2019	7,500

IAC/Interactive Corp. *	Susquehanna	20	435,940	230.00	1/17/2020	23,000

Jack in the Box, Inc.	Susquehanna	40	364,480	80.00	12/20/2019	51,800

Johnson & Johnson	Susquehanna	30	388,140	130.00	10/18/2019	6,000

Johnson & Johnson	Susquehanna	25	323,450	135.00	11/15/2019	3,250

LKQ Corp.	Susquehanna	50	157,250	30.00	1/17/2020	14,500

Magellan Health, Inc. ●	Susquehanna	50	310,500	70.00	12/20/2019	6,875

Magellan Health, Inc. ●	Susquehanna	60	372,600	75.00	12/20/2019	2,850

Altria Group, Inc.	Susquehanna	100	409,000	45.00	1/17/2020	8,100

Altria Group, Inc.	Susquehanna	50	204,500	40.00	6/19/2020	19,500

Madison Square Garden Co. Class A *	Susquehanna	15	395,280	280	12/20/2019	7,950

Newell Brands, Inc.	Susquehanna	125	234,000	19.00	12/20/2019	17,500

Pfizer, Inc.	Susquehanna	100	359,300	41.00	12/20/2019	1,200

Dave & Buster's Entertainment, Inc. *	Susquehanna	100	389,500	45.00	1/17/2020	12,000

Perrigo Co. Plc (Ireland)	Susquehanna	30	167,670	55.00	1/17/2020	14,130

Quanta Services, Inc. ●	Susquehanna	60	226,800	39.00	11/15/2019	6,720

Qualcomm, Inc.	Susquehanna	60	457,680	72.50	1/17/2020	44,100

QEP Resources, Inc.	Susquehanna	1,000	370,000	7.00	12/20/2019	5,000

Red Robin Gourmet Burgers, Inc. *	Susquehanna	125	648,717	35.00	12/20/2019	21,250

Schlumberger LTD.	Susquehanna	110	375,870	37.50	2/21/2020	17,160

Symantec Corp.	Susquehanna	230	543,490	21.00	1/17/2020	64,400

AT&T, Inc.	Susquehanna	100	378,400	39.00	12/20/2019	9,900

Uber Technologies, Inc. *	Susquehanna	59	179,773	45.00	1/17/2020	590

Vmware, Inc. *	Susquehanna	30	450,180	160.00	9/20/2019	22,500

Total Call Options (Premiums Received $710,556) - 2026.30%						$ 661,403

PUT OPTIONS - .81%

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

AbbVie, Inc.	Susquehanna	60	$ 454,320	$ 57.50	11/15/2019	$ 540

AbbVie, Inc.	Susquehanna	60	454,320	60.00	11/15/2020	840

Acadia Healthcare Company, Inc. ●	Susquehanna	70	217,560	20.00	3/20/2020	7,350

Acadia Healthcare Company, Inc. ●	Susquehanna	70	217,560	25.00	11/15/2019	6,125

AngloGold Ashanti Ltd. ADR ●	Susquehanna	150	274,050	11.00	10/18/2019	750

Bery Global Group, Inc. ●	Susquehanna	60	235,620	42.50	12/20/2019	26,100

Cars.com, Inc. ●	Susquehanna	90	80,820	10.00	3/20/2020	18,000

CBS Corp. Class B ●	Susquehanna	100	403,700	37.50	12/20/2019	11,400

Centene Corp. ●	Susquehanna	70	302,820	40.00	12/20/2019	10,080

Citrix Systems, Inc. ●	Susquehanna	40	386,080	87.50	12/20/2019	4,500

CommVault Systems, Inc. ●	Susquehanna	60	268,260	40.00	1/17/2020	7,350

Chevron Corp.	Susquehanna	20	237,200	115.00	3/20/2020	12,000

DuPont de Nemours, Inc.	Susquehanna	50	356,550	62.50	12/20/2019	5,875

Dell Technologiex, Inc. *	Susquehanna	75	388,950	42.50	1/17/2020	8,812

IAC/Interactive Corp. *	Susquehanna	20	435,940	195.00	1/17/2020	14,800

Jack in the Box, Inc.	Susquehanna	40	364,480	65.00	12/20/2019	1,300

Johnson & Johnson	Susquehanna	30	388,140	115.00	10/18/2019	300

Johnson & Johnson	Susquehanna	25	323,450	120.00	11/15/2019	2,175

Magellan Health, Inc.	Susquehanna	85	527,850	55.00	12/20/2019	14,238

Magellan Health, Inc.	Susquehanna	25	155,250	60.00	12/20/2019	8,938

Altria Group, Inc.	Susquehanna	100	409,000	37.50	1/17/2020	13,300

Madison Square Garden Co. Class A *	Susquehanna	15	395,280	240	12/20/2019	5,175

Newell Brands, Inc.	Susquehanna	125	234,000	15.00	12/20/2019	3,750

Pfizer, Inc.	Susquehanna	100	359,300	35.00	12/20/2019	11,300

Dave & Buster's Entertainment, Inc. *	Susquehanna	100	389,500	35.00	1/17/2020	19,800

Quanta Services, Inc. ●	Susquehanna	60	226,800	31.00	11/15/2019	1,350

Qualcomm, Inc.	Susquehanna	60	457,680	57.50	1/17/2020	3,840

Qualcomm, Inc.	Susquehanna	40	305,120	62.50	10/18/2019	320

Red Robin Gourmet Burgers, Inc. *	Susquehanna	125	648,713	25.00	12/20/2019	6,250

Schlumberger LTD.	Susquehanna	110	375,870	27.50	2/21/2020	10,395

Symantec Corp.	Susquehanna	120	283,560	16.00	10/18/2019	360

Symantec Corp.	Susquehanna	110	259,930	17.00	10/18/2019	330

AT&T, Inc.	Susquehanna	100	378,400	34.00	1/17/2020	6,900

Vmware, Inc. *	Susquehanna	30	450,180	125.00	1/17/2020	9,075

Total Put Options (Premiums Received $231,557) - .81%						$ 253,618

TOTAL WRITTEN OPTIONS (Premiums Received $1,002,245) - 2.92%						$ 915,021

* Non-income producing securities during the period.
● Level 2 Security
The accompanying notes are an integral part of these financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President

 Brian J. Frank

 President

Date: September 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President

Brian J. Frank

President

Date September 29, 2019

By /s/Monique M. Weiss

Monique M. Weiss

Secretary

Date September 29, 2019